BBH Money Market Fund
Regular shares
Institutional shares

Portfolio of BBH Trust

_____________________________________________________________________________________________

Supplement to the Statement of Additional Information dated October 31, 2009

Effective November 9, 2009, please delete all references to Samuel F. Pryor, IV.

Cusips    05528C105
05528C832

December 4, 2009

BBH Broad Market Fund
class n  shares
class i  shares

BBH Core Select
class n shares

BBH International Equity Fund
class n shares
class i shares

Portfolios of BBH Trust

_____________________________________________________________________________________________

Supplement to the Statements of Additional Information dated February 28, 2009

1.  Effective November 9, 2009, please delete all references to Samuel F. Pryor, IV.

2.  Under the section entitled “Management,” please delete the first footnote immediately following the Trustees and Officers tables in its entirety and replace it with the following:

All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-Laws). Each Trustee previously served on the Board of Trustees of the Predecessor Fund.

Cusips    05528X851
05528X802
05528X604
05528X406
05528X307
December 4, 2009